Other variable compensation (Details 6) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 10, 2023
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 1,360,000,000	SFr 1,447,000,000	SFr 1,717,000,000
Estimated unrecognized compensation expense	SFr 1,493,000,000
Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Group granted deferred cash and share retention awards during 2022 of CHF 367 million, mainly in the Investment Bank division. During 2021 and 2020, the Group granted deferred cash and share retention awards of CHF 395 million and CHF 40 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2022 totaled CHF 174 million, of which CHF 69 million was related to awards granted in 2022.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 367,000,000	395,000,000	40,000,000
Compensation expense relating to deferred compensation	174,000,000	123,000,000	43,000,000
Compensation expense relating to deferred compensation, of which granted in current year	69,000,000
Estimated unrecognized compensation expense	SFr 343,000,000
Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Group granted upfront cash awards (UCA) of CHF 799 million and CHF 59 million in 2022 and 2021, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2022 totaled CHF 387 million, of which CHF 355 million was related to awards granted in 2022.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Compensation expense relating to deferred compensation	SFr 387,000,000
Compensation expense relating to deferred compensation, of which granted in current year	355,000,000
Upfront cash award | Grant Date, February 10, 2023 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 344,000,000
Upfront cash award | Grant Date, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 799
Upfront cash award | Grant Date, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		59,000,000
Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Cash awardsCash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other cash awards, compensation expense was driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Compensation expense relating to deferred compensation	SFr 637,000,000	350,000,000	398,000,000
Estimated unrecognized compensation expense	SFr 586,000,000
Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Group granted deferred fixed cash compensation during 2022, 2021 and 2020 of CHF 294 million, CHF 259 million and CHF 120 million, respectively, in the Investment Bank, Wealth Management and Asset Management divisions. This compensation has been expensed over a three-year vesting period from the grant date. Amortization of this compensation in 2022 totaled CHF 214 million, of which CHF 125 million was related to awards granted in 2022.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 294,000,000	259,000,000	120,000,000
Compensation expense relating to deferred compensation	214,000,000
Compensation expense relating to deferred compensation, of which granted in current year	125,000,000
Deferred fixed cash awards | Grant Date, 2022 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				30,000,000
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	1,318,000,000	1,434,000,000	1,648,000,000
Estimated unrecognized compensation expense	SFr 1,440,000,000
Bank | Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Bank granted deferred cash and share retention awards during 2022 of CHF 355 million, mainly in the Investment Bank division. During 2021 and 2020, the Bank granted deferred cash and share retention awards of CHF 395 million and CHF 40 million, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2022 totaled CHF 170 million, of which CHF 65 million was related to awards granted in 2022.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 355,000,000	395,000,000	40,000,000
Compensation expense relating to deferred compensation	170,000,000	123,000,000	43,000,000
Compensation expense relating to deferred compensation, of which granted in current year	65,000,000
Estimated unrecognized compensation expense	SFr 338,000,000
Bank | Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Bank granted upfront cash awards (UCA) of CHF 797 million and CHF 59 million in 2022 and 2021, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2022 totaled CHF 372 million, of which CHF 339 million was related to awards granted in 2022.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			59,000,000
Compensation expense relating to deferred compensation	SFr 372,000,000
Compensation expense relating to deferred compensation, of which granted in current year		339,000,000
Bank | Upfront cash award | Grant Date, February 10, 2023 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				321,000,000
Bank | Upfront cash award | Grant Date, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		797,000,000
Bank | Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	623,000,000	370,000,000	378,000,000
Estimated unrecognized compensation expense	SFr 564,000,000
Bank | Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Bank granted deferred fixed cash compensation during 2022, 2021 and 2020 of CHF 294 million, CHF 259 million and CHF 120 million, respectively, in the Investment Bank, Wealth Management and Asset Management divisions. This compensation has been expensed over a three-year vesting period from the grant date. Amortization of this compensation in 2022 totaled CHF 214 million, of which CHF 125 million was related to awards granted in 2022.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 294,000,000	SFr 259,000,000	SFr 120,000,000
Compensation expense relating to deferred compensation	214,000,000
Compensation expense relating to deferred compensation, of which granted in current year	SFr 125,000,000
Bank | Deferred fixed cash awards | Grant Date, 2022 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 30,000,000